UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004
Check here if Amendment [    ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Andrea Fitzgerald
Title:	Assistant Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea Fitzgerald	Radnor, PA		 October 27, 2004

Report Type  (Check only one):

[ X  ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	56

Form 13F Information Table Value Total:	$1,345,710

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC.                     COM              001055102    52669  1343279 SH       SOLE                  1317039             26240
                                                              4222   107700 SH       OTHER                  102960              4740
ALLSTATE CORP                  COM              020002101      412     8600 SH       SOLE                     8600
                                                              1439    30000 SH       OTHER                   30000
AMERICAN INTL GROUP INC        COM              026874107    59297   872148 SH       SOLE                   855388             16760
                                                              5351    78708 SH       OTHER                   78102               606
AUTOMATIC DATA                 COM              053015103    48843  1182072 SH       SOLE                  1158942             23130
                                                              5338   129187 SH       OTHER                  118487             10700
AVON PRODUCTS, INC.            COM              054303102    57096  1307149 SH       SOLE                  1282559             24590
                                                              4771   109240 SH       OTHER                  104840              4400
BANK NEW YORK INC              COM              064057102    53738  1842240 SH       SOLE                  1810120             32120
                                                             11394   390638 SH       OTHER                  254038            136600
BIOMET INC                     COM              090613100    49911  1064671 SH       SOLE                  1043216             21455
                                                              4259    90862 SH       OTHER                   90162               700
CARDINAL HEALTH INC            COM              14149Y108    35072   801293 SH       SOLE                   783653             17640
                                                              2771    63310 SH       OTHER                   62530               780
CINTAS CORP                    COM              172908105    49596  1179744 SH       SOLE                  1161714             18030
                                                              4445   105733 SH       OTHER                   97585              8148
COCA COLA                      COM              191216100      228     5700 SH       SOLE                     5700
                                                               294     7355 SH       OTHER                    7355
COLGATE PALMOLIVE CO           COM              194162103    35575   787409 SH       SOLE                   780294              7115
                                                              3068    67923 SH       OTHER                   66523              1400
COSTCO WHOLESALE CORP NEW      COM              22160K105    55131  1328151 SH       SOLE                  1301766             26385
                                                              4291   103373 SH       OTHER                  102073              1300
DELL INC.                      COM              24702R101    54686  1536138 SH       SOLE                  1511893             24245
                                                              4365   122635 SH       OTHER                  121735               900
ECOLAB INC                     COM              278865100    32869  1045462 SH       SOLE                  1027542             17920
                                                              2516    80045 SH       OTHER                   79745               300
EMC CORP-MASS                  COM              268648102    35173  3047988 SH       SOLE                  2994598             53390
                                                              1943   168430 SH       OTHER                  166630              1800
FISERV, INC.                   COM              337738108    49979  1433713 SH       SOLE                  1407393             26320
                                                              3966   113770 SH       OTHER                  113020               750
GENERAL ELECTRIC CO            COM              369604103    46864  1395620 SH       SOLE                  1390050              5570
                                                              4396   130921 SH       OTHER                  130496               425
GENTEX CORP                    COM              371901109    42473  1209038 SH       SOLE                  1181788             27250
                                                              3541   100800 SH       OTHER                   96900              3900
HARLEY-DAVIDSON INC            COM              412822108    66151  1112910 SH       SOLE                  1089585             23325
                                                              5686    95670 SH       OTHER                   91570              4100
INTEL CORP                     COM              458140100    44753  2230972 SH       SOLE                  2201142             29830
                                                              6082   303233 SH       OTHER                  268433             34800
JOHNSON & JOHNSON              COM              478160104    51127   907645 SH       SOLE                   886905             20740
                                                              5964   105880 SH       OTHER                   94580             11300
MEDTRONIC INC                  COM              585055106    55152  1062668 SH       SOLE                  1040948             21720
                                                              4425    85269 SH       OTHER                   84869               400
MERCK & CO INC                 COM              589331107       39     1201 SH       SOLE                     1201
                                                               191     5800 SH       OTHER                    5000               800
MICROSOFT CORP                 COM              594918104    62913  2275336 SH       SOLE                  2241971             33365
                                                              9404   340112 SH       OTHER                  299512             40600
MOLEX INC CL A                 COM              608554200    45273  1720126 SH       SOLE                  1688007             32119
                                                              3776   143467 SH       OTHER                  142836               631
OMNICOM GROUP INC              COM              681919106    48070   657956 SH       SOLE                   646491             11465
                                                              3488    47745 SH       OTHER                   47545               200
PATTERSON COMPANIES INC COM    COM              703395103    51434   671813 SH       SOLE                   661663             10150
                                                              4034    52695 SH       OTHER                   52395               300
STATE STREET CORP              COM              857477103    42562   996540 SH       SOLE                   975110             21430
                                                              3180    74456 SH       OTHER                   74256               200